Investment Strategy - PACE Alternative Strategies Investments	Jul. 16, 2024
Multi-Class Prospectus
Prospectus [Line Items]
Strategy Narrative [Text Block]

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 72 of the Multi-Class Prospectus, on page 75 of the Class P Prospectus and beginning on page 72 of the Class P2 Prospectus is revised by adding the following as the last bullet point under the fourth paragraph of that section:

• A "diversified macro strategy" that seeks to generate absolute returns in all market conditions over rolling five-year periods, with low sensitivity to stocks and bonds by investing globally across equities, bonds, currency and commodities.

Class P Prospectus
Prospectus [Line Items]
Strategy Narrative [Text Block]

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 72 of the Multi-Class Prospectus, on page 75 of the Class P Prospectus and beginning on page 72 of the Class P2 Prospectus is revised by adding the following as the last bullet point under the fourth paragraph of that section:

• A "diversified macro strategy" that seeks to generate absolute returns in all market conditions over rolling five-year periods, with low sensitivity to stocks and bonds by investing globally across equities, bonds, currency and commodities.

Class P2 Prospectus
Prospectus [Line Items]
Strategy Narrative [Text Block]

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 72 of the Multi-Class Prospectus, on page 75 of the Class P Prospectus and beginning on page 72 of the Class P2 Prospectus is revised by adding the following as the last bullet point under the fourth paragraph of that section:

• A "diversified macro strategy" that seeks to generate absolute returns in all market conditions over rolling five-year periods, with low sensitivity to stocks and bonds by investing globally across equities, bonds, currency and commodities.